RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 07, 2021	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Oct. 31, 2021
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000	$ 25,000
Common shares, shares outstanding (in shares)			3,432,000	3,432,000
Founder shares | Sponsor
Related Party Transaction [Line Items]
Number of shares issued	4,312,500
Aggregate purchase price	$ 25,000
Shares subject to forfeiture					1,437,500
Common shares, shares outstanding (in shares)				2,875,000	2,875,000